Document and Entity Information Document	Oct. 15, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Oct. 15, 2026
Document Period End Date	Oct. 15, 2026
Amendment Flag	false
Entity Registrant Name	Lion Copper Corp.
Entity Address, Address Line One	517 West Bridge St., Suite A
Entity Address, City or Town	Yerington
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89447
Entity Incorporation, State Country Name	A1
City Area Code	775
Local Phone Number	463-9600
Entity File Number	000-55139
Entity Central Index Key	0001339688
Entity Emerging Growth Company	true
Entity Tax Identification Number	98-1664106
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	LCU
Security Exchange Name	NASDAQ